Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 1,868,377	¥ 1,462,344
Perpetual Subordinated Bonds [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	1,815,379	1,442,344
Perpetual Subordinated Borrowings [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 52,998	¥ 20,000